Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized	950,000,000	500,000,000	500,000,000
Ordinary shares, issued	432,227,488	270,455,232	270,120,548
Ordinary shares, outstanding	432,227,488	270,455,232	270,120,548